Capital Stock (Details) (USD $)	24 Months Ended
Dec. 31, 2012
Capital Stock Details
Balance, December 31, 2010, Options Outstanding	720,000
Options cancelled during the year, Options Outstanding	720,000
Balance, December 31, 2010, Weighted Average Exercise Price (U.S. $)	$ 0.35
Options cancelled during the year, Weighted Average Exercise Price (U.S. $)	$ 0.35
Balance, December 31, 2010, Weighted Average Life	3 years 7 months 6 days
Options cancelled during the year, Weighted Average Life	0 years
Balance, December 31, 2011 and 2012, Weighted Average Life	3 years 7 months 6 days